Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

								Value of Initial Fixed $100 Investment based on:
Year	Summary Comp. Table Total for PEO	Comp. Actually Paid to PEO		Average Summary Comp. Table Total for non-PEO Named Executive Officers		Average Comp. Actually Paid to non-PEO Named Executive Officers		Total Share holder Return	Peer Group Total Share holder Return (3)	Net Income (millions)	CRE Same-Store NOI Growth
2022	4,244.9	3,329.4	(1)	1,314.9	(2)	658.4	(1)	98.33	104.46	-49.5	6.0%
2021	4,136.6	6,610.6	(1)	1,462.3	(2)	2,117.7	(1)	126.12	119.43	35.8	17.3%
2020	3,470.8	2,722.2	(1)	1,155.8	(2)	971.9	(1)	83.62	72.36	5.2	(12.7)%

Company Selected Measure Name	CRE Same-Store NOI Growth
Named Executive Officers, Footnote [Text Block]
For purposes of the following executive compensation disclosures, the individuals listed below are referred to collectively as our "Named Executive Officers" for 2022.

•Christopher J. Benjamin, Chief Executive Officer
•Clayton K. Y. Chun, Executive Vice President, Chief Financial Officer and Treasurer
•Lance K. Parker, President and Chief Operating Officer
•Meredith J. Ching, Executive Vice President, External Affairs
•Jerrod M. Schreck, Executive Vice President of A&B and President of Grace Pacific
•Brett A. Brown, former Executive Vice President and Chief Financial Officer
	For fiscal years 2020 through 2022, Christopher J. Benjamin is included as the PEO. For fiscal years 2020 and 2021, Lance K. Parker, Meredith J. Ching, Brett A. Brown and Nelson N. S. Chun are included as other NEOs. For fiscal year 2022, Clayton K. Y. Chun, Lance K. Parker, Meredith J. Ching, Jerrod M. Schreck and Brett A. Brown are included as other NEOs.
Peer Group Issuers, Footnote [Text Block]	The peer group is the FTSE Nareit Equity Shopping Centers index.
PEO Total Compensation Amount	$ 4,244,900	$ 4,136,600	$ 3,470,800
PEO Actually Paid Compensation Amount	$ 3,329,400	6,610,600	2,722,200
Adjustment To PEO Compensation, Footnote [Text Block]

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for PEO	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$-	$-	$(300.6)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(1,912.9)	(1,834.7)	(1,946.1)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,602.4	3,044.6	1,584.9
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(307.2)	466.9	52.9
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(369.7)	735.3	(164.6)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	71.9	61.9	24.9
Total Adjustments	$(915.5)	$2,474.0	$(748.6)

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for Non-PEO NEOs	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$-	$(2.6)	$(63.2)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(462.7)	(512.6)	(515.1)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	255.4	850.7	419.5
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(52.8)	129.5	2.7
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(53.6)	173.4	(34.0)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	(358.7)	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	15.9	17.0	6.2
Total Adjustments	$(656.5)	$655.4	$(183.9)

Non-PEO NEO Average Total Compensation Amount	$ 1,314,900	1,462,300	1,155,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ 658,400	2,117,700	971,900
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for PEO	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$-	$-	$(300.6)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(1,912.9)	(1,834.7)	(1,946.1)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,602.4	3,044.6	1,584.9
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(307.2)	466.9	52.9
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(369.7)	735.3	(164.6)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	71.9	61.9	24.9
Total Adjustments	$(915.5)	$2,474.0	$(748.6)

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for Non-PEO NEOs	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$-	$(2.6)	$(63.2)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(462.7)	(512.6)	(515.1)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	255.4	850.7	419.5
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(52.8)	129.5	2.7
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(53.6)	173.4	(34.0)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	(358.7)	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	15.9	17.0	6.2
Total Adjustments	$(656.5)	$655.4	$(183.9)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The PVP table demonstrates alignment of Compensation Actually Paid with our performance as measured by TSR (both on an absolute basis and in relation to the FTSE Nareit Equity Shopping Centers index), Net Income and CRE Same-Store NOI Growth.

•In 2020, as the global economy and capital markets were severely affected by the COVID-19 pandemic, our TSR and Net Income declined moderately and CRE Same-Store NOI Growth was negative. Likewise, Compensation Actually Paid of our PEO and the average of our non-PEO NEOs was -22% and -16%, respectively, in relation to Summary Compensation Table pay.

•In 2021, our TSR, Net Income and CRE Same-Store NOI Growth each rebounded strongly, and our TSR outperformed the FTSE Nareit Equity Shopping Centers index. In turn, for that year our PEO’s Compensation Actually Paid was 60% higher than his Summary Compensation Table pay, while the average of our non-PEO NEOs’ Compensation Actually Paid was 45% higher than their Summary Compensation Table pay.

•For the most recently completed year of 2022, our TSR and CRE Same-Store NOI Growth declined, and we reported Net Income of $-49.5 million. Net loss for 2022 includes after-tax losses from discontinued operations of Grace Pacific and the Company-owned quarry land on Maui of $86.6 million, partially offset by 6.3% growth in the CRE NOI in 2022. Compensation Actually Paid of our PEO and the average of our non-PEO NEOs was -22% and -50%, respectively, in relation to Summary Compensation Table pay.

Compensation Actually Paid vs. Net Income [Text Block]
The PVP table demonstrates alignment of Compensation Actually Paid with our performance as measured by TSR (both on an absolute basis and in relation to the FTSE Nareit Equity Shopping Centers index), Net Income and CRE Same-Store NOI Growth.

•In 2020, as the global economy and capital markets were severely affected by the COVID-19 pandemic, our TSR and Net Income declined moderately and CRE Same-Store NOI Growth was negative. Likewise, Compensation Actually Paid of our PEO and the average of our non-PEO NEOs was -22% and -16%, respectively, in relation to Summary Compensation Table pay.

•In 2021, our TSR, Net Income and CRE Same-Store NOI Growth each rebounded strongly, and our TSR outperformed the FTSE Nareit Equity Shopping Centers index. In turn, for that year our PEO’s Compensation Actually Paid was 60% higher than his Summary Compensation Table pay, while the average of our non-PEO NEOs’ Compensation Actually Paid was 45% higher than their Summary Compensation Table pay.

•For the most recently completed year of 2022, our TSR and CRE Same-Store NOI Growth declined, and we reported Net Income of $-49.5 million. Net loss for 2022 includes after-tax losses from discontinued operations of Grace Pacific and the Company-owned quarry land on Maui of $86.6 million, partially offset by 6.3% growth in the CRE NOI in 2022. Compensation Actually Paid of our PEO and the average of our non-PEO NEOs was -22% and -50%, respectively, in relation to Summary Compensation Table pay.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The PVP table demonstrates alignment of Compensation Actually Paid with our performance as measured by TSR (both on an absolute basis and in relation to the FTSE Nareit Equity Shopping Centers index), Net Income and CRE Same-Store NOI Growth.

•In 2020, as the global economy and capital markets were severely affected by the COVID-19 pandemic, our TSR and Net Income declined moderately and CRE Same-Store NOI Growth was negative. Likewise, Compensation Actually Paid of our PEO and the average of our non-PEO NEOs was -22% and -16%, respectively, in relation to Summary Compensation Table pay.

•In 2021, our TSR, Net Income and CRE Same-Store NOI Growth each rebounded strongly, and our TSR outperformed the FTSE Nareit Equity Shopping Centers index. In turn, for that year our PEO’s Compensation Actually Paid was 60% higher than his Summary Compensation Table pay, while the average of our non-PEO NEOs’ Compensation Actually Paid was 45% higher than their Summary Compensation Table pay.

•For the most recently completed year of 2022, our TSR and CRE Same-Store NOI Growth declined, and we reported Net Income of $-49.5 million. Net loss for 2022 includes after-tax losses from discontinued operations of Grace Pacific and the Company-owned quarry land on Maui of $86.6 million, partially offset by 6.3% growth in the CRE NOI in 2022. Compensation Actually Paid of our PEO and the average of our non-PEO NEOs was -22% and -50%, respectively, in relation to Summary Compensation Table pay.

Total Shareholder Return Vs Peer Group [Text Block]
The PVP table demonstrates alignment of Compensation Actually Paid with our performance as measured by TSR (both on an absolute basis and in relation to the FTSE Nareit Equity Shopping Centers index), Net Income and CRE Same-Store NOI Growth.

•In 2020, as the global economy and capital markets were severely affected by the COVID-19 pandemic, our TSR and Net Income declined moderately and CRE Same-Store NOI Growth was negative. Likewise, Compensation Actually Paid of our PEO and the average of our non-PEO NEOs was -22% and -16%, respectively, in relation to Summary Compensation Table pay.

•In 2021, our TSR, Net Income and CRE Same-Store NOI Growth each rebounded strongly, and our TSR outperformed the FTSE Nareit Equity Shopping Centers index. In turn, for that year our PEO’s Compensation Actually Paid was 60% higher than his Summary Compensation Table pay, while the average of our non-PEO NEOs’ Compensation Actually Paid was 45% higher than their Summary Compensation Table pay.

•For the most recently completed year of 2022, our TSR and CRE Same-Store NOI Growth declined, and we reported Net Income of $-49.5 million. Net loss for 2022 includes after-tax losses from discontinued operations of Grace Pacific and the Company-owned quarry land on Maui of $86.6 million, partially offset by 6.3% growth in the CRE NOI in 2022. Compensation Actually Paid of our PEO and the average of our non-PEO NEOs was -22% and -50%, respectively, in relation to Summary Compensation Table pay.

Tabular List [Table Text Block]

Most Important Company Performance Measures for Determining NEO Compensation
CRE Same-Store NOI Growth
Core FFO per Diluted Share
Average Net Debt to Core EBITDA
Total Shareholder Return
Grace Pacific Adjusted EBITDA
Consolidated Backlog
Safety Recordable Incident Rate

Total Shareholder Return Amount	$ 98.33	126.12	83.62
Peer Group Total Shareholder Return Amount	104.46	119.43	72.36
Net Income (Loss)	$ (49,500,000)	$ 35,800,000	$ 5,200,000
Company Selected Measure Amount	0.060	0.173	(0.127)
PEO Name	Christopher J. Benjamin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	CRE Same-Store NOI Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per Diluted Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Average Net Debt to Core EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Grace Pacific Adjusted EBITDA
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Backlog
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Safety Recordable Incident Rate
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (915,500)	$ 2,474,000	$ (748,600)
PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(300,600)
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,912,900)	(1,834,700)	(1,946,100)
PEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,602,400	3,044,600	1,584,900
PEO [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(307,200)	466,900	52,900
PEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(369,700)	735,300	(164,600)
PEO [Member] | Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,900	61,900	24,900
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(656,500)	655,400	(183,900)
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,600)	(63,200)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(462,700)	(512,600)	(515,100)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	255,400	850,700	419,500
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(52,800)	129,500	2,700
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,600)	173,400	(34,000.0)
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,900	17,000.0	6,200
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (358,700)	$ 0	$ 0